Subsequent Events (Details) - Forecast [Member] - USD ($) $ in Millions	1 Months Ended
	Sep. 30, 2026	Oct. 21, 2026
Subsequent Events [Line Items]
Cash consideration	$ 4.0
Class A Ordinary Shares [Member] | 2025 Share Repurchase Program [Member]
Subsequent Events [Line Items]
Number of shares repurchased		1,244,184
Number of shares repurchased amount		$ 0.8